Warrants Liability	12 Months Ended
Dec. 31, 2020
Warrant Liabilities [Abstract]
Warrants Liability

12. Warrants Liability

In August 2020, the Company issued 2,762,430 Class B Common Shares and 1,381,215 warrants to purchase Class B Shares for total cash proceeds of $9,999,997. Each warrant is exercisable to purchase one Class B Common Share of the Company at an exercise price of $4.26 per share and expire five years from the date of issuance.

On initial recognition the Company determined that these warrants did not meet the IFRS definition of equity due to the exercise price being denominated in United States dollars, which was not the functional currency of the Company at the time resulting in variability in exercise price. The change in functional currency was determined to be a change in circumstance and, as such, the Company has made an accounting policy choice to continue to recognize the warrants as a financial liability classified at fair value through profit or loss. The classification of any new warrants issued from October 1, 2020 forward are assessed based on the new functional currency which is the United States dollar.

Transaction costs allocated to the warrants of $284,049 were expensed immediately. The fair value of these warrants is classified as Level 2 in the fair value hierarchy. As at the date of issuance the fair value of the warrants was determined to be $3,289,069 using the Black-Scholes option pricing model and the following assumptions: exercise price of $4.26, the underlying share price of $3.01 on date of issuance, risk free interest rate of 0.32% and annualized volatility of 121%.

The fair value of the warrants liability as at December 31, 2020 was $1,447,910 resulting in a gain on change in fair value of $1,927,041 for the year ended December 31, 2020. The fair value was determined using the Black-Scholes option pricing model and the following assumptions: exercise price of $4.26, the underlying share price of $1.56, risk free interest rate of 0.33% and annualized volatility of 117%.